Annual Total Returns[BarChart] - Global Multi-Strategy Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.56%	4.96%	3.36%	(0.94%)	2.85%	6.23%	(4.59%)	7.65%	4.68%